ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of accrued expenses and other current liabilities

	December 31,	December 31,	December 31,
	2022	2021	2020
Payroll liabilities	337,704	73,464	136,976
Expense accruals	300,207	—	—
Non-income-based taxes and funds payable	292,863	248,863	101,175
Lawsuit provision	200,818	29,132	10,244
Unused vacation liability	167,863	44,567	50,247
Customs tax provision(*)	78,232	394,029	—
Provision for occupation expense	—	—	340,462
Other current liabilities	140,282	—	—
Total	1,517,969	790,055	639,104